Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions
Related Party Transactions

Note 14. Related Party Transactions

Prior to the closing of the Business Combination, the Company subleased office and laboratory spaces from 4Catalyzer. Additionally, under the Amended and Restated Technology Services Agreement by and between the Company, 4Catalyzer Corporation (“4Catalyzer”), and other participant companies controlled by Dr. Rothberg (the “ARTSA”), the Company, 4 Catalyzer and the other participant companies agreed to provide certain services to each other and to share certain non-core technologies. These expenditures are recorded within the accompanying consolidated statements of operations and comprehensive loss and allocated to the proper operating expense caption based on the nature of the service. Butterfly terminated its participation under the ARTSA immediately prior to the Closing of the Business Combination and, during the year ended December 31, 2021, ceased using the services provided by 4Catalyzer and other participant companies. During the year ended December 31, 2022 the Company terminated its sublease of office and laboratory spaces from 4Catalyzer.

A summary of related-party transactions and balances with 4Catalyzer are as follows (in thousands):

	Year ended December 31,
	2022	2021	2020
Total incurred for operating expenses	$78	$583	$5,571

	December 31,
	2022	2021
Due from related parties	$145	$—
Due to related parties	—	88